Credit quality of loans and advances to banks and customers (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	£ 5,661	£ 4,478
Loans and advances to customers	434,968	430,829
Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	5,662	4,478
Loans and advances to customers	438,802	434,633
Drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	370,473	366,251
Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	310,493	308,344
Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	15,053	14,517
Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10,066	9,557
Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	14,487	14,276
Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20,374	19,557
Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	69,372	67,855
Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(1,043)	527
Drawn exposures | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	1	0
Loans and advances to customers	3,834	3,804
Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,307	2,131
Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	837	836
Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	539	442
Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	503	418
Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	289	296
Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	139	139
Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,314	1,257
Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	213	416
Expected credit loss allowance | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	200	400
Stage 1 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	5,662	4,478
Loans and advances to customers	376,519	382,366
Stage 1 | Drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	316,863	322,977
Stage 1 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	266,548	273,629
Stage 1 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,484	12,148
Stage 1 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8,666	8,181
Stage 1 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,476	12,247
Stage 1 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	16,689	16,772
Stage 1 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	60,785	58,958
Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(1,129)	431
Stage 1 | Drawn exposures | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	1	0
Loans and advances to customers	763	909
Stage 1 | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	442	402
Stage 1 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	44	48
Stage 1 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	96
Stage 1 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	150	126
Stage 1 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	104	106
Stage 1 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	27	26
Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	116	102
Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	205	405
Stage 1 | Expected credit loss allowance | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	200	400
Stage 2 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
Loans and advances to customers	43,808	34,884
Stage 2 | Drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	37,776	28,815
Stage 2 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	30,106	21,798
Stage 2 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,289	2,077
Stage 2 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,144	1,105
Stage 2 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,832	1,828
Stage 2 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,405	2,007
Stage 2 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	6,001	6,035
Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	31	34
Stage 2 | Drawn exposures | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
Loans and advances to customers	1,254	1,112
Stage 2 | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,004	897
Stage 2 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	337	394
Stage 2 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	311	218
Stage 2 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	218	153
Stage 2 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	80	74
Stage 2 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	58	58
Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	250	213
Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	2
Stage 2 | Expected credit loss allowance | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
Loans and advances to customers	8,060	6,406
Stage 3 | Drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5,419	3,482
Stage 3 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,424	1,940
Stage 3 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	280	292
Stage 3 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	256	271
Stage 3 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	179	201
Stage 3 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,280	778
Stage 3 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,586	2,862
Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	55	62
Stage 3 | Drawn exposures | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
Loans and advances to customers	1,615	1,573
Stage 3 | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	659	622
Stage 3 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	254	184
Stage 3 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	111	128
Stage 3 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	135	139
Stage 3 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	105	116
Stage 3 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	54	55
Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	948	942
Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8	9
Stage 3 | Expected credit loss allowance | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
Loans and advances to customers	10,415	10,977
POCI | Drawn exposures | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10,415	10,977
POCI | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10,415	10,977
POCI | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
Loans and advances to customers	202	210
POCI | Expected credit loss allowance | Total Retail
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	202	210
POCI | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	202	210
POCI | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Expected credit loss allowance | Central adjustment
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(2,074)	(467)
CMS | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(2,074)	(467)
CMS | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	5,659	4,476
CMS 1-10 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	30,041	28,657
CMS 1-10 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(1,809)	(469)
CMS 1-10 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	1	0
CMS 1-10 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	31	19
CMS 1-10 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 1 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	5,659	4,476
CMS 1-10 | Stage 1 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	29,433	28,471
CMS 1-10 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(1,809)	(469)
CMS 1-10 | Stage 1 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	1	0
CMS 1-10 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20	18
CMS 1-10 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 1-10 | Stage 2 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	608	186
CMS 1-10 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 2 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 1-10 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11	1
CMS 1-10 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 1-10 | Stage 3 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 1-10 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 1-10 | POCI | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 1-10 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1-10 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	3	2
CMS 11-14 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	32,671	33,020
CMS 11-14 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(260)	0
CMS 11-14 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	139	150
CMS 11-14 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 1 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	3	2
CMS 11-14 | Stage 1 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	30,339	29,728
CMS 11-14 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(260)	0
CMS 11-14 | Stage 1 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	85	75
CMS 11-14 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | Stage 2 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,332	3,292
CMS 11-14 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 2 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	54	75
CMS 11-14 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | Stage 3 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | POCI | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 11-14 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11-14 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,870	3,063
CMS 15-18 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(1)	0
CMS 15-18 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	178	128
CMS 15-18 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 1 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Stage 1 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,013	759
CMS 15-18 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(1)	0
CMS 15-18 | Stage 1 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11	9
CMS 15-18 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Stage 2 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,857	2,304
CMS 15-18 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 2 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	167	119
CMS 15-18 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Stage 3 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | POCI | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 15-18 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15-18 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	204	253
CMS 19 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(4)	2
CMS 19 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	18	18
CMS 19 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Stage 1 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	(4)	2
CMS 19 | Stage 1 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Stage 2 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	204	253
CMS 19 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	18	18
CMS 19 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Stage 3 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | POCI | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 19 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,586	2,862
CMS 20-23 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	948	942
CMS 20-23 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Stage 1 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Stage 1 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Stage 2 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Stage 2 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Stage 3 | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,586	2,862
CMS 20-23 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | Stage 3 | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | Stage 3 | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	948	942
CMS 20-23 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | Drawn exposures
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | POCI | Drawn exposures | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | Expected credit loss allowance
Schedule Of Credit Quality Of Assets [Line Items]
Net carrying amount	0	0
CMS 20-23 | POCI | Expected credit loss allowance | Commercial Banking
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20-23 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,031	994
RMS | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13	16
RMS | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	945	898
RMS | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	5
RMS | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	31	34
RMS | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	2
RMS | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	55	62
RMS | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8	9
RMS | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	291,643	291,693
RMS 1-6 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12,728	12,359
RMS 1-6 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,654	7,721
RMS 1-6 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13,068	12,971
RMS 1-6 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	16,758	16,107
RMS 1-6 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	976	932
RMS 1-6 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	249	298
RMS 1-6 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	142	110
RMS 1-6 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	111	107
RMS 1-6 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	121	126
RMS 1-6 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	27	31
RMS 1-6 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	7
RMS 1-6 | Stage 1 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	266,547	273,620
RMS 1-6 | Stage 1 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11,572	11,252
RMS 1-6 | Stage 1 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	7,317	7,220
RMS 1-6 | Stage 1 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11,864	11,662
RMS 1-6 | Stage 1 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	15,673	15,330
RMS 1-6 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	945	898
RMS 1-6 | Stage 1 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	44	48
RMS 1-6 | Stage 1 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	83	67
RMS 1-6 | Stage 1 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	90	84
RMS 1-6 | Stage 1 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	99	101
RMS 1-6 | Stage 1 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	15	21
RMS 1-6 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	5
RMS 1-6 | Stage 2 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	25,096	18,073
RMS 1-6 | Stage 2 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,156	1,107
RMS 1-6 | Stage 2 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	337	501
RMS 1-6 | Stage 2 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,204	1,309
RMS 1-6 | Stage 2 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,085	777
RMS 1-6 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	31	34
RMS 1-6 | Stage 2 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	205	250
RMS 1-6 | Stage 2 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	59	43
RMS 1-6 | Stage 2 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	21	23
RMS 1-6 | Stage 2 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	22	25
RMS 1-6 | Stage 2 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12	10
RMS 1-6 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	2
RMS 1-6 | Stage 3 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1-6 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,500	2,267
RMS 7-9 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,662	1,519
RMS 7-9 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,691	1,224
RMS 7-9 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	976	881
RMS 7-9 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,624	1,881
RMS 7-9 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	50	64
RMS 7-9 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	141	100
RMS 7-9 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	110	72
RMS 7-9 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	19	20
RMS 7-9 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	24	32
RMS 7-9 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	9
RMS 7-9 | Stage 1 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	912	896
RMS 7-9 | Stage 1 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,306	938
RMS 7-9 | Stage 1 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	610	583
RMS 7-9 | Stage 1 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	899	1,265
RMS 7-9 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 1 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	34	29
RMS 7-9 | Stage 1 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	56	39
RMS 7-9 | Stage 1 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	5	5
RMS 7-9 | Stage 1 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12	5
RMS 7-9 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2,499	2,258
RMS 7-9 | Stage 2 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	750	623
RMS 7-9 | Stage 2 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	385	286
RMS 7-9 | Stage 2 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	366	298
RMS 7-9 | Stage 2 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	725	616
RMS 7-9 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 2 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	50	64
RMS 7-9 | Stage 2 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	107	71
RMS 7-9 | Stage 2 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	54	33
RMS 7-9 | Stage 2 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	14	15
RMS 7-9 | Stage 2 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	12	27
RMS 7-9 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7-9 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	786	355
RMS 10 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	123	112
RMS 10 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	148	92
RMS 10 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	86	69
RMS 10 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	2
RMS 10 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20	15
RMS 10 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	31	22
RMS 10 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	30	16
RMS 10 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9	7
RMS 10 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	32	18
RMS 10 | Stage 1 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3	2
RMS 10 | Stage 1 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	786	355
RMS 10 | Stage 2 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	123	112
RMS 10 | Stage 2 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	116	74
RMS 10 | Stage 2 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	86	69
RMS 10 | Stage 2 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	2
RMS 10 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	20	15
RMS 10 | Stage 2 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	31	22
RMS 10 | Stage 2 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	27	14
RMS 10 | Stage 2 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	9	7
RMS 10 | Stage 2 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,725	1,112
RMS 11-13 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	260	235
RMS 11-13 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	317	249
RMS 11-13 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	178	154
RMS 11-13 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	710	789
RMS 11-13 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	62	65
RMS 11-13 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	114	82
RMS 11-13 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	84
RMS 11-13 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	35	27
RMS 11-13 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	34	21
RMS 11-13 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	11	5
RMS 11-13 | Stage 1 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	2	2
RMS 11-13 | Stage 1 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	117	177
RMS 11-13 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1	1
RMS 11-13 | Stage 1 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,725	1,112
RMS 11-13 | Stage 2 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	260	235
RMS 11-13 | Stage 2 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	306	244
RMS 11-13 | Stage 2 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	176	152
RMS 11-13 | Stage 2 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	593	612
RMS 11-13 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 2 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	62	65
RMS 11-13 | Stage 2 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	114	82
RMS 11-13 | Stage 2 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	116	83
RMS 11-13 | Stage 2 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	35	27
RMS 11-13 | Stage 2 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	34	21
RMS 11-13 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11-13 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	13,839	12,917
RMS 14 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	280	292
RMS 14 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	256	271
RMS 14 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	179	201
RMS 14 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,280	778
RMS 14 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	55	62
RMS 14 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	456	394
RMS 14 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	111	128
RMS 14 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	135	139
RMS 14 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	105	116
RMS 14 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	54	55
RMS 14 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8	9
RMS 14 | Stage 1 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	3,424	1,940
RMS 14 | Stage 3 | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	280	292
RMS 14 | Stage 3 | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	256	271
RMS 14 | Stage 3 | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	179	201
RMS 14 | Stage 3 | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	1,280	778
RMS 14 | Stage 3 | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	55	62
RMS 14 | Stage 3 | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	254	184
RMS 14 | Stage 3 | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	111	128
RMS 14 | Stage 3 | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	135	139
RMS 14 | Stage 3 | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	105	116
RMS 14 | Stage 3 | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	54	55
RMS 14 | Stage 3 | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	8	9
RMS 14 | POCI | Drawn exposures | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	10,415	10,977
RMS 14 | POCI | Drawn exposures | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Drawn exposures | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Drawn exposures | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Drawn exposures | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Drawn exposures | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail - UK mortgages
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	202	210
RMS 14 | POCI | Expected credit loss allowance | Retail - credit cards
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail - loans and overdrafts
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail - UK Motor Finance
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Retail - other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI | Expected credit loss allowance | Other
Schedule Of Credit Quality Of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0